UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2%
	AEROSPACE & DEFENSE - 4.5%
3,078	General Dynamics Corporation	$ 603,380
1,458	Lockheed Martin Corporation	503,156
		1,106,536
	APPAREL & TEXTILE PRODUCTS - 3.9%
6,550	NIKE, Inc.	951,257

	ASSET MANAGEMENT - 3.7%
12,467	Charles Schwab Corporation	908,096

	BANKING - 6.1%
5,501	JPMorgan Chase & Company	900,459
12,898	Wells Fargo & Company	598,596
		1,499,055
	BEVERAGES - 2.1%
2,492	Constellation Brands, Inc.	525,039

	BIOTECH & PHARMA - 2.1%
8,680	Bristol-Myers Squibb Company	513,596

	DIVERSIFIED INDUSTRIALS - 2.4%
6,138	Emerson Electric Company	578,200

	E-COMMERCE DISCRETIONARY - 3.9%
288	Amazon.com, Inc.(a)	946,092

	ELECTRIC UTILITIES - 2.3%
7,636	Dominion Energy, Inc.	557,581

	ENTERTAINMENT CONTENT - 3.6%
5,158	Walt Disney Company(a)	872,579

	FOOD - 2.3%
7,146	Tyson Foods, Inc.	564,106

UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.1%
2,229	Anthem, Inc.	$ 830,971
10,613	Cardinal Health, Inc.	524,919
7,400	CVS Health Corporation	627,964
		1,983,854
	INSURANCE - 2.5%
5,776	Prudential Financial, Inc.	607,635

	INTERNET MEDIA & SERVICES - 8.0%
384	Alphabet, Inc.(a)	1,023,478
2,781	Facebook, Inc.(a)	943,844
		1,967,322
	LEISURE FACILITIES & SERVICES - 10.6%
584	Chipotle Mexican Grill, Inc.(a)	1,061,431
13,813	DraftKings, Inc.(a)	665,234
8,000	Starbucks Corporation	882,480
		2,609,145
	MEDICAL EQUIPMENT & DEVICES - 4.2%
1,540	Align Technology, Inc.(a)	1,024,762

	OIL & GAS PRODUCERS - 4.6%
10,276	Marathon Petroleum Corporation	635,159
7,164	Phillips 66	501,695
		1,136,854
	RETAIL - DISCRETIONARY - 4.0%
2,700	Ulta Beauty, Inc.(a)	974,484

	SEMICONDUCTORS - 8.9%
1,343	Broadcom, Inc.	651,261
10,607	Intel Corporation	565,141
2,847	KLA Corporation	952,350
		2,168,752
	SOFTWARE - 3.7%
3,308	salesforce.com, Inc.(a)	897,196

UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TECHNOLOGY HARDWARE - 4.1%
7,072	Apple, Inc.	$ 1,000,688

	TRANSPORTATION & LOGISTICS - 2.6%
2,907	FedEx Corporation	637,476

	TOTAL COMMON STOCKS (Cost $23,997,495)	24,030,305

	TOTAL INVESTMENTS - 98.2% (Cost $23,997,495)	$ 24,030,305
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	436,381
	NET ASSETS - 100.0%	$ 24,466,686

(a)	Non-income producing security.